Debt (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Oct. 23, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Sep. 23, 2016	Mar. 29, 2016	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 19, 2014
Debt Instrument [Line Items]
Proceeds from Related Party Debt													$ 135,000	$ 105,000
Gain (Loss) on Extinguishment of Debt													(1,744,906)	$ (1,842,273)
Debt, Weighted Average Interest Rate															65.00%
One Purchaser [Member]
Debt Instrument [Line Items]
Interest Payable												$ 15,965	15,965
Stock Issued During Period, Shares, New Issues														3,567
Gain (Loss) on Extinguishment of Debt												10,788	$ 29,511
One Purchaser [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													8,275
Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment		$ 50,000												$ 50,000
Debt Instrument, Interest Rate During Period														7.50%
Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment		118,670												$ 118,670
Debt Instrument, Interest Rate During Period														10.00%
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate									10.00%
Debt Instrument, Term									6 years
Notes Payable									$ 30,000											$ 80,000	$ 50,000
[custom:PromissoryNoteOutstanding]															$ 30,000
Debt Instrument, Annual Principal Payment																$ 50,000
Debt Instrument, Increase, Accrued Interest																27,972
Conversion of Stock, Amount Converted								$ 95,088
[custom:OriginalIssuedAndOutstanding]															50,000
Interest Payable															134,414
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 30,000										$ 70,000		$ 40,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate										10.00%
Debt Instrument, Term										6 years
Notes Payable															70,000
Promissory Notes [Member]
Debt Instrument [Line Items]
Interest Payable		2,997												$ 2,997
Debt Instrument, Issued, Principal														100,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment															2,000,000
Debt Instrument, Increase, Accrued Interest															$ 95,396
Interest Payable		$ 131,417												131,417
Debt Conversion, Converted Instrument, Amount														102,997
Stock Issued During Period, Shares, New Issues															3,032
Debt Instrument, Maturity Date, Description															12
Convertible Notes Payable, Noncurrent															$ 2,000,000
Debt Instrument, Interest Rate During Period															7.50%
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 250,000	$ 250,000
Debt Instrument, Term																1 year
Interest Payable															$ 19,880
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate																7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate																9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 175,000
Four Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												230,000	$ 230,000
[custom:DebtInstrumentIncreasingInPrincipalAmount]													82,500
Gain (Loss) on Extinguishment of Debt													$ 7,500
Four Promissory Note Agreements [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End													Jan. 31, 2026
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												237,500	$ 237,500
Interest Payable												$ 3,916	$ 3,916
Debt, Weighted Average Interest Rate												10.00%	10.00%
Four Promissory Note Agreements [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													1,816
Four Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term															7 months
Four Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term															9 months
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 155,000	$ 155,000
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Current															$ 175,000
Stock Issued During Period, Shares, New Issues															1,010,402
Proceeds from Related Party Debt															$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 75,000
Debt Instrument, Increase, Accrued Interest						$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 50,000
Debt Instrument, Increase, Accrued Interest					5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 25,000								61,376	61,376
Debt Instrument, Term				1 year
Debt Instrument, Annual Principal Payment				$ 35,471
Interest Payable												8,040	$ 8,040
Stock Issued During Period, Shares, New Issues			1,845	650									3,598
Loan, Held-in-Portfolio, Principal Outstanding			$ 46,113
Debt Instrument, Maturity Date, Description													July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 61,376
Gain (Loss) on Extinguishment of Debt												5,580	15,263
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					100,000
Debt Instrument, Increase, Accrued Interest					$ 10,682
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												831,204	831,204
Debt Instrument, Term		6 months
Notes Payable												145,000	145,000
Interest Payable												111,709	$ 111,709
Stock Issued During Period, Shares, New Issues													56,510
Loan, Held-in-Portfolio, Principal Outstanding		$ 733,436												$ 733,436
Debt Instrument, Maturity Date, Description													July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
Gain (Loss) on Extinguishment of Debt												88,746	$ 242,767
Debt Instrument, Increase (Decrease), Net													976,204
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 564,182
Stock Issued During Period, Shares, New Issues		29,338
Debt Instrument, Interest Rate, Stated Percentage																			8.00%
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%												8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%												10.00%
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												70,000	70,000
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												186,096	186,096		125,000
Debt Instrument, Annual Principal Payment																		$ 107,551
Debt Instrument, Increase, Accrued Interest														$ 32,551
Interest Payable												22,134	$ 22,134
Notes Payable, Current		$ 107,551												$ 107,551
Debt Instrument, Maturity Date, Description													July 31, 2025, on April 1, 2025, to October 31, 2025 on July 31, 2025, and to January 31, 2026, on October 31, 2025
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 186,096
Gain (Loss) on Extinguishment of Debt												16,918	$ 46,279
Debt Instrument, Interest Rate, Stated Percentage		10.00%					10.00%							10.00%
[custom:DebtInstrumentDiscountAmount-0]															$ 25,000
Debt Instrument, Periodic Payment, Principal							$ 175,000
Debt Instrument, Repaid, Principal														$ 150,000
Short-Term Debt, Average Outstanding Amount														75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal														$ 225,000
Debt Instrument, Maturity Date Range, End														Jul. 12, 2024
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal														$ 139,817
Debt Instrument, Maturity Date Range, End														Mar. 31, 2025
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													10,797		5,667
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues														4,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues														5,593
Short Term Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 75,000
[custom:DebtInstrumentIncreasingInPrincipalAmount]	$ 49,399
Gain (Loss) on Extinguishment of Debt												4,491	$ 25,301
Short Term Promissory Note [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End	Jan. 31, 2026
Short Term Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 99,098										49,399	49,399	$ 99,098
Interest Payable												9,755	$ 9,755
Debt Instrument, Maturity Date, Description													July 31, 2025, on April 1, 2025, and to October 31, 2025 on July 31, 2025
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 119,909
Debt Instrument, Interest Rate, Stated Percentage		10.00%												10.00%
Short Term Promissory Note [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													5,651
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 138,074												$ 138,074
Debt Instrument, Term											1 year			1 year
Debt Instrument, Annual Principal Payment		25,000												$ 25,000	$ 25,000
Interest Payable		$ 2,574												2,574	$ 1,881
Debt Conversion, Converted Instrument, Amount														$ 25,000
Debt Instrument, Interest Rate, Stated Percentage		7.50%									9.00%			7.50%
Convertible Debt		$ 100,000												$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]															75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]															70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]															65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												4,518,191	$ 4,518,191
Interest Payable												619,294	$ 619,294
Stock Issued During Period, Shares, New Issues													266,052	186,485
Gain (Loss) on Extinguishment of Debt												410,745	$ 1,123,607
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment		1,950,000												$ 1,950,000
Debt Instrument, Interest Rate During Period														7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment		3,394,584										4,518,191	4,518,191	$ 3,394,584
Debt Instrument, Interest Rate During Period														10.00%
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		736,511												$ 736,511
Debt Instrument, Increase, Accrued Interest													183,987
Stock Issued During Period, Shares, New Issues														1,430
Debt Instrument, Maturity Date, Description														10 and 12 months
Gain (Loss) on Extinguishment of Debt												126,726	$ 346,662
Debt Instrument, Interest Rate During Period														7.50%
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period														8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period														10.00%
Ten Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													81,751
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 840,940
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		447,787												$ 447,787
Most Favored Nations [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		1,047,321										1,393,983	1,393,983	$ 1,047,321
Stock Issued During Period, Shares, New Issues														48,098
Debt Instrument, Interest Rate, Increase (Decrease)														10.00%
Debt Instrument, Interest Rate During Period														7.50%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 631,811												$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												105,000	105,000
Debt Instrument, Increase, Accrued Interest													10,709
[custom:DebtInstrumentIncreasingInPrincipalAmount]													139,755
Gain (Loss) on Extinguishment of Debt												12,705	$ 34,755
Debt Instrument, Interest Rate During Period													10.00%
Five Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													7,829
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												80,000	$ 80,000
[custom:DebtInstrumentIncreasingInPrincipalAmount]													106,480
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												245,000	245,000
Interest Payable												17,972	$ 17,972
Debt Instrument, Maturity Date, Description													October 31, 2025, and on October 31, 2025 to January 31, 2026
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 296,450
Gain (Loss) on Extinguishment of Debt												26,950	$ 51,450
Debt Instrument, Interest Rate During Period													10.00%
Seven Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													12,812
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentIncreasingInPrincipalAmount]													$ 60,500
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												50,000	50,000
Seven Short Term Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												424,921	424,921
Interest Payable												12,944	12,944
[custom:DebtInstrumentIncreasingInPrincipalAmount]	$ 480,143
Gain (Loss) on Extinguishment of Debt												43,649	$ 55,221
Debt Instrument, Interest Rate During Period													10.00%
Seven Short Term Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues													8,412
Stock Issued During Period, Shares, Other													4,961
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentIncreasingInPrincipalAmount]	$ 331,643
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 299,921	$ 299,921